Property and Equipment - Additional Information (Detail) - PHP (₱) ₱ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Interest capitalized to property and equipment		₱ 1,455	₱ 1,524	₱ 816
Average interest capitalization rate		5.00%	5.00%	5.00%
Net foreign exchange differences qualified as borrowing costs			₱ 411	₱ 106
Cost of fully depreciated property and equipment that are still being used		₱ 149,119	171,867
Impairment losses			1,958	₱ 3,913
Smart Communications, Inc. [Member] | Network Improvement Project
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses	₱ 3,913
Digitel Mobile Philippines, Inc. [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses			862
Digitel Mobile Philippines, Inc. [Member] | Network Improvement Project
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses	₱ 3,913
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses			₱ 1,096